Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Income tax benefit rate	25.00%	25.00%	25.00%